UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Metropolitan Capital Advisors, Inc.
Address:              660 Madison Avenue, 20th Floor
                      New York, NY 10021

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Finerman
Title:                President
Phone:                (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                New York, NY               February 13, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     165

Form 13F Information Table Value Total:     1,421,576
                                            (x$1000)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                 METROPOLITAN CAPITAL ADVISORS, INC.
                                          As of 12/31/07
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  Column 1                    Column 2      Column 3   Column 4         Column 5        Column 6      Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/   Investment      Other        Voting
  Issuer                       Class         Number    (x$1,000)  Amount     PRN CALL   Discretion     Managers     Authority

                                                                                                                Sole   Shared  None
ALCATEL-LUCENT                SPONSORED ADR 013904305      462      63,100       CALL    SOLE                     361,000
AMERICAN EAGLE OUTFITTERS NE  COM           02553E106    8,744     421,000  SH           SOLE                      24,990
BANK OF AMERICA CORPORATION   COM           060505104    2,517      61,000  SH           SOLE                   2,699,400
BCE Inc.                      COM NEW       05534B760    1,228      30,900               SOLE                   4,671,200
BIOGEN IDEC INC               COM           09062X103    7,724     135,700  SH   CALL    SOLE                     598,400
BLOCKBUSTER INC               CL B          093679207    4,933   1,434,100  SH           SOLE                     346,100
BROWN SHOE INC NEW            COM           115736100    5,666     373,500  SH           SOLE                     635,717
BUILD A BEAR WORKSHOP         COM           120076104      360      25,800  SH           SOLE                      28,800
CANETIC RES TR                COM           137513107    4,933     367,300  SH           SOLE                      88,700
CHILDRENS PL RETAIL STORES I  COM           168905107    2,303      88,800  SH           SOLE                      63,700
CLEARWIRE CORP                CL A          185385309      440      32,100  SH           SOLE                   1,048,400
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR 204412209    1,921      58,800       PUT     SOLE                     155,300
CROCS INC                     COM           227046109    1,495      40,615  SH           SOLE                     270,300
CYBERONICS INC                COM           23251P102   25,513   1,938,648  SH           SOLE                     307,600
DAVITA INC                    COM           23918K108    5,021      89,100  SH           SOLE                   1,204,900
DOMTAR CORP                   COM           257559104    5,354     696,200  SH           SOLE                     463,800
DSW INC                       CL A          23334L102    5,095     271,600  SH           SOLE                   3,227,300
ENERGY PARTNERS LTD           COM           29270U105    3,295     279,000  SH           SOLE                      73,000
FIBERTOWER CORP               COM           31567R100      512     224,400  SH           SOLE                     127,000
FLOSERVE CORP                 COM           34354P105   18,641     193,770  SH           SOLE                     525,200
GOLAR LNG LTD BERMUDA         SHS           G9456A100    3,628     164,000  SH           SOLE                     852,000
HOME DEPOT INC                COM           437076102   15,927     591,200  SH           SOLE                     176,100
IAC INTERACTIVECORP           COM NEW       44919P300    1,093      40,600  SH           SOLE                     571,500
I2 TECHNOLOGIES INC           COM NEW       465754208      304      24,100  SH           SOLE                     304,700
KAISER ALUMINUM CORP          COM PAR $.01  483007704   20,418     256,900  SH           SOLE                     141,222
KOHLS CORP                    COM           500255104    5,024     109,700  SH           SOLE                      81,000
LEHMAN BROS HLDGS INC         COM           524908100    2,748      42,000  SH   CALL    SOLE                     146,500
LEHMAN BROS HLDGS INC         COM           524908100    6,407      97,900  SH   PUT     SOLE                     253,400
LOWES COS INC                 COM           548661107      338      14,925  SH           SOLE                     146,600
MICRON TECHNOLOGY INC         COM           595112103      742     102,400  SH           SOLE                     604,000
MICROSOFT CORP                COM           594918104   34,507     969,300  SH   CALL    SOLE                   1,047,400
MONACO COACH CORP             COM           60886R103    1,113     125,300  SH           SOLE                     569,900
MUELLER WTR PRODS INC         COM SER B     624758207    7,246     726,800  SH           SOLE                     985,900
NISOURCE INC                  COM           65473P105      710      37,600  SH           SOLE                     247,500
NYMEX HOLDINGS INC            COM           62948N104    3,060      22,900  SH   CALL    SOLE                       4,200
PENNEY J C INC                COM           708160106    5,548     126,125  SH           SOLE                     387,400
QIMONDA AG                    SPONSORED ADR 746904101    2,423     338,900  SH           SOLE                      95,800
REGIONS FINANCIAL CORP NEW    COM           7591EP100      946      40,000  SH           SOLE                     129,408
SAKS INC                      COM           79377W108      994      47,900  SH           SOLE                      64,704
TIME WARNER INC               COM           887317105      930      56,300  SH           SOLE                      73,200
TYCO ELECTRONICS LTD          COM NEW       G9144P105   15,216     409,800  SH           SOLE                     126,800
TYCO INTL LTD BERMUDA         SHS           G9143X208   13,193     332,735  SH           SOLE                     222,300
U S G CORP                    COM NEW       903293405    4,964     138,700  SH           SOLE                     127,700
VALERO ENERGY CORP NEW        COM           91913Y100    1,688      24,100  SH           SOLE                     556,800
VALUECLICK INC                COM           92046N102    3,861     176,300  SH           SOLE                     645,700
WAL MART STORES INC           COM           931142103   18,958     398,865  SH           SOLE                     791,800
WASHINGTON MUT INC            COM           939322103      915      67,200  SH   CALL    SOLE                     859,600
WESTERN UN CO                 COM           959802109      709      29,200  SH           SOLE                      36,600
YAHOO INC                     COM           984332106    2,619     112,600  SH           SOLE                      63,400

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